Cover	Nov. 12, 2023
Cover [Abstract]
Entity Registrant Name	TRISTAR ACQUISITION I CORP.
Entity Central Index Key	0001852736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 12, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity File Number	001-40905
Entity Tax Identification Number	98-1587643
Entity Address Address Line 1	2 Burlington Woods Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Burlington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01803
City Area Code	781
Local Phone Number	640-4446
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	TRIS.U